Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Summary of provisions by type

Provisions by type
in EUR million	2024	2023
Reorganisation provisions	201	231
Litigation provisions	288	193
Other provisions	139	355
	628	779
Loan loss provisions for guarantees	146	142
	774	920

Summary of changes in provisions

Changes in provisions
	Reorganisation		Litigation		Other provisions		Total
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	231	418	193	150	355	455	779	1,022
Additions [1]	146	207	116	78	26	39	288	325
Interest
Releases [1]	-4	-34	-15	-26	-46	-22	-64	-82
Utilised	-163	-356	-31	-23	-196	-11	-390	-389
Exchange rate differences		-1	1	1	-1	-3		-4
Other changes	-10	-3	25	13	1	-104	16	-94
Closing balance	201	231	288	193	139	355	628	779
[1]Additions to provisions and unused amounts released are presented in Note 26 'Other operating expenses' in the Statement of Profit or Loss.